1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

April 29, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley Institutional Fund, Inc. (the “Fund”)
File Nos. 33-23166; 811-05624
Post-Effective Amendment No. 253

Dear Sir or Madam:

On behalf of the Fund, attached herewith for filing is the above referenced Post-Effective Amendment No. 253 to the Fund’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 254 pursuant to the Investment Company Act of 1940, as amended (the “Amendment”).

This filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of adding a new portfolio to the Fund. We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the Fund, we anticipate filing a subsequent 485(b) filing, to include all consents and opinions, as well as any other required information, in anticipation of going automatically effective on the 75th day after the date hereof. No fees are required in connection with this filing.

If you have any questions, please feel free to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai